Business Combination - Schedule of Purchase Consideration, the Net Assets Acquired, and Goodwill (Parentheticals) (Details)	Apr. 15, 2024 shares
Troll Housing AS and Tydal Data Center [Member]
Disclosure of detailed information about business combination [line items]
Class A ordinary shares	417,130,000